INVESTMENTS IN ASSOCIATES (Details 1) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Dec. 10, 2024	May 10, 2023	Dec. 31, 2022	May 31, 2022	Nov. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current Assets						$ 4,274,618	$ 4,175,578
Non-current Assets			$ 13,405,187			13,884,694	13,734,786	$ 13,405,187
Total assets			17,180,108			18,159,312	17,910,364	17,180,108
Current Liabilities						1,362,950	2,071,742
Non-current Liabilities						8,072,647	7,829,593
Equity			8,259,984			8,723,715	8,009,029	8,259,984	$ 7,818,504
Total equity and liabilities						18,159,312	17,910,364
Income						6,546,146	6,011,819	7,102,070
Other comprehensive income						147,696	199,901	177,578
Comprehensive income						623,847	(158,626)	881,804
Dividends received	$ 94,397	$ 279,622	$ 183,971	$ 192,132	$ 271,000	206,909	92,923	440,324
Associates [member]
Statement [Line Items]
Current Assets						15,201	24,047
Non-current Assets						219,780	380,419
Total assets						234,981	404,466
Current Liabilities						15,559	12,056
Non-current Liabilities						61,202	128,858
Equity						158,220	263,552
Total equity and liabilities						234,981	404,466
Income						15,778	15,529	14,064
Other income / expenses						(63,615)	(6,503)	515
Profit or loss (continuing operations)						(47,837)	9,026	14,579
Other comprehensive income						889	0	0
Comprehensive income						(46,948)	9,026	14,579
Dividends received						0	2,187	1,511
Inversiones Puerto Coronel S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets						1	1
Non-current Assets						72,041	131,395
Total assets						72,042	131,396
Current Liabilities						54	54
Non-current Liabilities						0	0
Equity						71,988	131,342
Total equity and liabilities						72,042	131,396
Income						0	0	0
Other income / expenses						(57,152)	2,095	9,544
Profit or loss (continuing operations)						(57,152)	2,095	9,544
Other comprehensive income						889	0	0
Comprehensive income						(56,263)	2,095	9,544
Dividends received						0	0	0
Serv.Corporativos Sercor S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets						4,616	7,449
Non-current Assets						2,465	2,188
Total assets						7,081	9,637
Current Liabilities						3,838	6,021
Non-current Liabilities						1,693	1,362
Equity						1,550	2,254
Total equity and liabilities						7,081	9,637
Income						5,158	4,996	4,323
Other income / expenses						(5,614)	(4,360)	(3,736)
Profit or loss (continuing operations)						(456)	636	587
Other comprehensive income						0	0	0
Comprehensive income						(456)	636	587
Dividends received						0	0	0
Florestal Vale do corisco [Member] | Associates [member]
Statement [Line Items]
Current Assets						0	4,841
Non-current Assets						0	77,284
Total assets						0	82,125
Current Liabilities						0	1,743
Non-current Liabilities						0	20,990
Equity						0	59,392
Total equity and liabilities						0	82,125
Income						0	10,533	9,741
Other income / expenses						0	(4,476)	(5,290)
Profit or loss (continuing operations)						0	6,057	4,451
Other comprehensive income						0	0	0
Comprehensive income						0	6,057	4,451
Dividends received						0	2,187	1,511
Falcao MS SPE S.A [Member] | Associates [member]
Statement [Line Items]
Current Assets						10,574	11,746
Non-current Assets						145,212	169,486
Total assets						155,786	181,232
Current Liabilities						11,667	4,238
Non-current Liabilities						59,474	106,468
Equity						84,645	70,526
Total equity and liabilities						155,786	181,232
Income						10,620	0	0
Other income / expenses						(849)	238	(3)
Profit or loss (continuing operations)						9,771	238	(3)
Other comprehensive income						0	0
Comprehensive income						9,771	238	(3)
Dividends received						0	0	0
Consorcio Tecnológico Bioenercel S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets						0	0
Non-current Assets						0	4
Total assets						0	4
Current Liabilities						0	0
Non-current Liabilities						0	3
Equity						0	1
Total equity and liabilities						0	4
Income						0	0	0
Other income / expenses						0	0	0
Profit or loss (continuing operations)						0	0	0
Other comprehensive income						0	0	0
Comprehensive income						0	0	0
Dividends received						0	0	0
Genómica Forestal S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets						10	10
Non-current Assets						62	62
Total assets						72	72
Current Liabilities						0	0
Non-current Liabilities						35	35
Equity						37	37
Total equity and liabilities						72	72
Income						0	0	0
Other income / expenses						0	0	0
Profit or loss (continuing operations)						0	0	0
Other comprehensive income						0	0	0
Comprehensive income						0	0	0
Dividends received						$ 0	$ 0	$ 0